Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of The Expense (Benefit) For Income Taxes
The expense (benefit) for income taxes consists (in thousands):

	Year Ended December 31,
	2023	2024

Current:

Federal	$—	$2,970

State	—	885

Total current tax	—	3,855

Deferred:

Federal	—	533

State	—	168

Total deferred tax	—	701

Provision for income taxes	$—	$4,556

Summary of Reconciliation Between The Company's Income Tax Expense and Taxes
Reconciliation between the Company’s income tax expense and taxes computed at the federal statutory tax rate of 21.0% for calendar years ended December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2023	2024

Tax at federal statutory rate	$—	$(13,960)

Partnership income (federal) not subject to tax to the Company	—	(8,307)

State taxes (net of federal benefit)	—	828

Nondeductible Compensation	—	26,406

Other	—	(411)

Provision for income taxes	$—	$4,556

Effective income tax rate		(6.85)%

Summary of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 were as follows (in thousands):

	December 31,
	2023	2024

Deferred tax assets

Amortization	$—	$7,939

Lease and rents	—	7,382

Insurance and bad debt reserves	—	3,366

Accrued expenses	—	733

Other	—	341

Total deferred tax assets	—	19,761

Valuation allowance for deferred tax assets	—	—

Deferred tax assets, net of valuation allowance	$—	$19,761

Deferred tax liabilities

Lease and rents	—	(7,139)

Depreciation	—	(6,609)

Other	—	(741)

Net deferred tax assets	$—	$5,272